Restructuring and Other Transition Costs - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 01, 2011
Restructuring And Related Activities [Abstract]
Restructuring and other transition cost before tax	$ 4.2
Restructuring and other transition cost after tax	3.1
Restructuring and other transition cost per diluted share	$ 0.06
Restructuring charges before tax	2.3
Restructuring charges after tax	1.6
Other transition cost before tax	2.0
Other transition cost after tax	$ 1.5